S000039680 [Member] Expense Example - Nuveen Short Duration High Yield Municipal Bond Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 345
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	762
Expense Example, with Redemption, 10 Years	1,387
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	$ 2,062